Share-based compensation - Option pricing model (Details) - Parent Incentive Plans - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum (as a percent)	3.93%	1.01%	0.72%
Risk free interest rate, maximum (as a percent)	3.99%	1.74%	0.89%
Expected volatility, minimum (as a percent)	86.07%	50.33%	50.85%
Expected volatility, maximum (as a percent)	87.99%	53.78%	52.57%
Expected dividend yield	0.00%
Fair value of underlying ordinary share of the Parent (US$)	$ 2.300	$ 3.900	$ 8.979
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	5 years	7 years	8 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	8 years	9 years	10 years